7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

November 9, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:    Voya Equity Trust

          (the “Registrant”)

          (File Nos. 333-56881; 811-8817)

Ladies and Gentlemen:

On behalf of Voya Equity Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 27, 2015, to Voya Growth Opportunities Fund’s Prospectus dated September 30, 2015.

The purpose of the filing is to submit the 497(e) filing dated October 27, 2015 in XBRL for the Voya Growth Opportunities Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

____________________________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds